20. SHAREHOLDERS' EQUITY (Details 3) - BRL (R$) R$ / shares in Units, R$ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
(Loss) profit for the year
Continued operations	R$ 5,074,136	R$ 10,272	R$ (925,186)
Discontinued operations	0	0	(9,561)
(Loss) profit for the year	R$ 5,074,136	R$ 10,272	R$ (934,747)
Weighted average number of shares	1,373,250,595	1,357,133,047	1,357,133,047
Basic and diluted EPS
Continued Operations	R$ 3.69498	R$ 0.00757	R$ (0.68172)
Discontinued Operations	0	0	(0.00704)
Basic and diluted EPS	R$ 3.69498	R$ 0.00757	R$ (0.68876)